Waxess USA Balance Sheets (Waxess USA, Inc., USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets
Cash	$ 201,299	$ 36,505	$ 15,489
Inventory	329,118	0
Prepaid expenses	1,000	0
Deferred financing costs	46,400	0
Total current assets	577,817	36,505
Deposits	23,394	0
Equipment, net	155,847	119,800
Patents, net	183,228	186,327
Total assets	940,286	342,632
Current liabilities
Accounts payable	390,618	0
Accrued expenses	576,442	238,879
Current portion of capital lease obligation	6,181	0
Notes payable-related party	0	351,562
Notes payable	94,500	0
Convertible notes payable	3,035,000	530,000
Derivative liability	55,413	0
Total current liabilities	4,158,154	1,120,441
Capital lease obligation, net of current portion	8,328
Total liabilities	4,166,482	1,120,441
Stockholders' deficit
Common stock, 10,000,000 shares authorized, no par value, 5,934,704 and 4,465,167 shares issued and outstanding as of December 31, 2010 and 2009, respectively	0	0
Additional paid-in capital	3,460,600	1,058,612
Accumulated deficit	(6,686,796)	(1,836,421)
Total stockholders' equity (deficit)	(3,226,196)	(777,809)	(810,470)
Total liabilities and stockholders' equity (deficit)	$ 940,286	$ 342,632